Apr. 30, 2023
Kayne Anderson Renewable Infrastructure Fund
Kayne Anderson Renewable Infrastructure Fund
Investment Objective
The Kayne Anderson Renewable Infrastructure Fund (the “Fund”) seeks total return through a combination of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Retail Class
Management Fees	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.00%	0.25%
Other Expenses(1)	0.37%	0.37%
Total Annual Fund Operating Expenses(2)	1.22%	1.47%
Fee Waiver and/or Expense Reimbursement (3)	-0.22%	-0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)(3)	1.00%	1.25%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap through April 30, 2024).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class I	$102	$365	$649	$1,458
Retail Class	$127	$443	$782	$1,739

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2022, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategies
The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of renewable infrastructure companies that are involved in business activities related to renewable energy production, storage and transmission. These companies include companies that own or operate assets used in the development, generation, production, transmission, storage and sale of alternative and renewable energy such as solar power, wind power, biofuels, hydropower, or geothermal power (“Renewable Infrastructure Companies”). Renewable Infrastructure Companies may also be engaged in businesses related to energy conservation, water infrastructure, conventional power generation and the sale, distribution, transmission and marketing of electricity.

The Adviser selects investments from the universe of companies engaged in owning, operating and developing renewable infrastructure assets around the world. In general, companies that meet the Adviser’s criteria for inclusion either (i) derive the majority of their revenues, as determined by the Adviser, from renewable infrastructure assets or (ii) are investing the majority of their growth capital into renewable infrastructure assets with the intention of renewable infrastructure becoming a significant part of their business. Within the investment universe, security selection is based on fundamental analysis of the company, internal valuation methods, and the projected rate of return from the investment given the level of risk.

The Adviser may sell a security when it no longer meets the criteria for inclusion in the Fund’s investment universe, when the security has met or exceeded its projected rate of return or when a more attractive investment becomes available.

The Fund’s investments in Renewable Infrastructure Companies will typically be in the form of common stocks, but may also include preferred stocks. The Fund may also invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund may use various hedging and other risk management strategies to seek to manage market risks or foreign currency risks. Such hedging strategies would be utilized to seek to protect against possible adverse changes in the market value of securities held in the Fund’s portfolio or foreign currency exchange rates, or to otherwise protect the value of its portfolio. The Fund may execute its hedging and risk management strategy by engaging in a variety of transactions, including swaps or futures contracts on indexes or foreign currencies.

The Fund invests in domestic and foreign securities of Renewable Infrastructure Companies, primarily in securities of companies domiciled in developed market countries, but the Fund may also invest in securities of issuers located in emerging market countries. The Adviser considers emerging market companies to be countries outside of the Organisation for Economic Co-operation and Development (“OECD”) member group. The Fund’s investments in foreign securities include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar-denominated foreign securities, and securities and instruments denominated in non-U.S. currencies.
The Fund may invest in securities that are illiquid, thinly traded or subject to special resale restrictions, such as those imposed by Rule 144A promulgated under the Securities Act of 1933, as amended (the “Securities Act”). The Rule 144A securities in which the Fund may invest include corporate bonds and unregistered equity securities acquired via a private placement. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets are invested in a limited number of issuers of securities. In addition, the Fund has a policy of concentrating its investments in the renewable energy industry. The Fund intends to be taxed as a regulated investment company (“RIC”) and comply with all RIC-related restrictions.Distribution Policy: The Fund’s distribution policy is to make distributions no less frequently than quarterly to shareholders. The Fund may, at the discretion of management, target a specific level of quarterly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. If the Fund’s distributions include return of capital, a shareholder’s cost basis will be reduced so that a shareholder may be required to pay capital gains even if the sales price is less than the purchase price. For more information about the Fund’s distribution policy, please turn to “Investment Objective, Strategies, Risks and Disclosure of Portfolio Holdings” section in the Fund’s Prospectus.
Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are summarized below.

Non-Diversified Fund Risk. The Fund is a non-diversified, investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Because the Fund is non-diversified, it will invest a greater percentage of its assets in the securities of a limited number of issuers. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Renewable Infrastructure Company Risk. Because the Fund invests in Renewable Infrastructure Companies, the value of Fund shares may be affected by events that adversely affect companies in that industry. These can include contract counterparty defaults, adverse political and regulatory changes, poor weather conditions for renewable power generation, falling power prices, losses on financial hedges, technological obsolescence, competition and general economic conditions.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Market Turbulence Resulting from COVID-19. The global pandemic caused by COVID-19 has affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Rates of inflation have also recently risen, which could adversely affect economies and markets. Some sectors of the economy and individual issuers have experienced particularly large losses. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on investments in the Fund.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Distribution Policy Risk. The Fund may, at the discretion of management, target a specific level of quarterly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Equity Securities Risk. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.

Preferred Stock Risk. Preferred stocks may be more volatile than fixed-income securities and are more correlated with the issuer’s underlying common stock than fixed-income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer. Preferred stock market values may change based on changes in interest rates.

Foreign Investments and Emerging Markets Risk. Securities of non-U.S. issuers, including those located in foreign countries, may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These risks are heightened for investments in issuers organized or operating in developing countries.
Depositary Receipts Risk. ADRs, GDRs, and IDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR.

Initial Public Offering Risk. Securities offered in IPOs may be limited in the number of shares available for trading, making them less liquid and more difficult to buy or sell at favorable prices. The market for those securities may be unseasoned. The issuer may have a limited operating history. These factors may contribute to price volatility.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Interest Rate Risk. General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital and our net asset value. During any period of higher-than-normal levels of inflation, such as the current inflationary environment, interest rates typically increase. Higher interest rates will increase the cost of borrowings and reduce returns (including resulting in lower dividend payments). Further, in response to rising risk-free interest rates, market participants could require higher rates of interest on certain types of loans and credit investments, which would decrease the value of those investments.

Foreign Currency Hedging Risk. The Adviser may hedge against currency risk resulting from investing in securities outside of the U.S. valued in non-U.S. currencies. If the Adviser’s forecast of exchange rate movements is incorrect, the Fund may realize losses on their foreign currency transactions. In addition, the Fund’s hedging transactions may prevent the Funds from realizing the benefits of a favorable change in the value of foreign currencies.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s past performance. The bar chart shows how the Fund’s Investor Class shares have varied for each full calendar year shown. The table below the bar chart compares the Fund’s average annual total returns for the periods shown with that of a broad-based securities index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.kaynefunds.com or by calling the Fund toll-free at 1-844-95-KAYNE (1-844-955-2963).
Calendar Year Returns as of December 31Class I

During the period shown in the bar chart, the best performance for a quarter was 4.88% (for the quarter ended December 31, 2021) and the worst performance was -6.68% (for the quarter ended June 30, 2022).
Average Annual Total Return as of December 31, 2022

Average Annual Total Return as of December 31, 2022
Class I	1 Year	Since Inception(1)
Return Before Taxes	-10.32%	5.59%
Return After Taxes on Distributions	-11.44%	4.85%
Return After Taxes on Distributions and Sale of Fund Shares	-5.58%	4.33%
Retail Class
Return Before Taxes	-10.57%	-1.57%
S&P Global BMI (USD Hedged) Net TR (reflects no deduction for fees, expenses or taxes)	-15.49%	7.17%
S&P Global Infrastructure Index (USD Hedged) Net TR (reflects no deduction for fees, expenses or taxes)	3.80%	11.04%

The S&P Global BMI (Broad Market Index) (USD Hedged) is designed to capture the global, investable opportunity set. Spanning 50 developed and emerging market countries and more than 11,000 companies, it tracks over 99% of each constituent country’s available market capitalization. Over 200,000 sub-indices are broken down by country, region, size, GICS® sector, and style, helping investors act on views broad and narrow. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar. It is not possible to invest directly in an index.
The S&P Global Infrastructure USD Hedged Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and will vary for Investor Class shares. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.